OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

April 3, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Equity Fund, Inc. (the “Registrant”)

           Reg. No. 2-11052; File No. 811-490

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 29, 2012.

                                                                                     Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle

Vice President & Associate Counsel

212-323-5231

Aruffle@Oppenheimerfunds.com

cc:     Valerie Lithotomos, Esq.
          K & L Gates
          KPMG LLP

          Gloria LaFond
          Taylor V. Edwards